Employee benefit plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee benefit plans
Employee benefit plans
The Company and its subsidiaries match voluntary contributions made by employees to their Registered Retirement Savings Plans to a maximum of 5% of base salary for each employee. Contributions made by the Company during the year ended December 31, 2017 were $877 (2016 – $865).